Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Trading assets and liabilities
end of	2014	2013
Trading assets (CHF million)
Debt securities	94,391	110,116
Equity securities	94,294	76,695
Derivative instruments [1]	38,012	31,603
Other	14,434	10,999
Trading assets	241,131	229,413
Trading liabilities (CHF million)
Short positions	35,784	40,161
Derivative instruments [1]	36,871	36,474
Trading liabilities	72,655	76,635
1 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2014	2013
Cash collateral – netted (CHF million) [1]
Cash collateral paid	33,404	23,870
Cash collateral received	28,147	20,500
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,905	8,359
Cash collateral received	17,043	11,663
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2014	2013
Trading assets (CHF million)
Debt securities	94,405	110,115
Equity securities	94,493	76,835
Derivative instruments [1]	37,979	31,788
Other	14,436	11,000
Trading assets	241,313	229,738
Trading liabilities (CHF million)
Short positions	35,799	40,162
Derivative instruments [1]	36,868	36,650
Trading liabilities	72,667	76,812
1 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2014	2013
Cash collateral – netted (CHF million) [1]
Cash collateral paid	33,716	23,870
Cash collateral received	28,505	20,586
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,909	8,359
Cash collateral received	16,776	11,664
1 Recorded as cash collateral netting on derivative instruments in Note 25 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.